Business Description, Basis of Presentation and Recent Developments	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Business Description, Basis of Presentation and Recent Developments
Note 1:          Business Description, Basis of Presentation and Recent Developments

a.	Business Description

Tufin Software Technologies Ltd. (together with its subsidiaries, “Tufin” or the “Company”) is an Israeli company that develops, markets and sells software-based solutions that help organizations visualize, define and enforce a unified security policy across complex, heterogeneous network environments. Tufin’s solutions automate security policy management, and allow organizations to gain visibility and control over their IT and cloud environments. Substantially all of the Company’s sales of products and services worldwide are made through a global network of distributors and resellers, which sell the products and services to their end-user customers.

Tufin Software Technologies Ltd. (the “Company”) was incorporated as an Israeli company on January 2, 2005 and commenced operations on that date. The Company has incorporated wholly owned subsidiaries in the United States, the United Kingdom, Germany, France, Australia and Romania.

In April 2019, the Company completed its initial public offering (“IPO”) in which it sold 8,855,000 ordinary shares to the public, including 1,155,000 ordinary shares pursuant to an option granted to the underwriters. The Company received aggregate net proceeds from the IPO of approximately $112,465 thousand, net of underwriting discounts and offering expenses payable by the Company. Upon the execution of the IPO, the Company’s outstanding redeemable convertible preferred shares were converted into 16,416,749 ordinary shares.

b.	Basis of Presentation

The accompanying unaudited condensed consolidated financial statements and have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2019. The unaudited condensed consolidated financial statements include the accounts of Tufin Software Technologies Ltd. and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Certain financial information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted. Such information reflects all adjustments (consisting of normal, recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the interim period.

The results of operations for the three and six months ended June 30, 2020 are not necessarily indicative of the results to be expected for the full year. These financial statements and accompanying notes should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2019, included in the filed with the SEC as part of the Company’s Annual Report on Form 20-F for such year on March 18, 2020.

c.	Recent Developments

In March 2020, the World Health Organization declared the outbreak of a disease caused by a novel strain of the coronavirus (COVID-19) to be a pandemic. The COVID-19 pandemic has rapidly changed market and economic conditions globally and may continue to create significant uncertainty in the macroeconomic environment. Such macroeconomic volatility, in addition to other unforeseen effects of this pandemic, has impacted the Company’s business, results of operations and overall financial performance. The COVID-19 pandemic has adversely affected the Company’s financial results primarily through elongated sales cycle on large transactions, and may adversely impact the Company’s long-term financial results in the future should the COVID-19 pandemic continue for a significant period of time.

The Company has been monitoring the developments relating to the COVID-19 pandemic, and has been acting to mitigate adverse implications as needed. As part of its actions, the Company has made adjustments to its operations and executed certain cost reduction initiatives, including workforce reduction. The Company will continue to monitor the evolving situation and will assess the relevant implications on its overall financial performance.

As a result of the COVID-19 pandemic, many of the Company’s estimates and assumptions may require increased judgment and may involve a higher degree of variability and volatility. While the Company continues to assess the implications of COVID-19 on its operations, it’s unable to accurately predict the full impact of COVID-19 on its business, results of operations, financial position and cash flows due to numerous uncertainties, including the severity of the disease, the duration of the outbreak and additional actions that may be taken by governmental authorities.